GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL
Schedule of goodwill

	As of December 31,
	2024	2023
Argentina	3,348,649	3,343,727
Abroad	24,043	18,425
	3,372,692	3,362,152

Summary of movements in goodwill

	Years ended December 31,
	2024	2023
At the beginning of the year	3,362,152	3,355,071
Increases	22,963	414
Currency translation adjustments	(12,423)	6,667
At the end of the year	3,372,692	3,362,152